Debt securities (Tables)	12 Months Ended
Dec. 31, 2025
Debt Securities1 [Abstract]
Summary of debt securities in issue	Debt securities are composed of:

	December 31, 2025	December 31, 2024
Treasury bills chargeable at central banks ...............................................................................	$1,365	$401
Mandatory deposits at central banks .........................................................................................	93	42
Bonds and other interest bearing securities ............................................................................	60	11
Total ...................................................................................................................................................	$1,518	$454